Employee Costs	12 Months Ended
Dec. 31, 2017
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Employee Costs

31. Employee Costs

		For the year ended December 31

		2017	2016

	Note	$	$

Wages, salaries, and benefits		2,444.8	2,211.7
Pension costs		70.2	58.9
Share-based compensation	25	9.5	8.9

Total employee costs		2,524.5	2,279.5

Direct labor		1,589.4	1,422.1
Indirect labor		935.1	857.4

Total employee costs		2,524.5	2,279.5

Direct labor costs include salaries, wages, and related fringe benefits for labor hours directly associated with the completion of projects. Bonuses, share-based compensation, termination payments, and salaries, wages, and related fringe benefits for labor hours not directly associated with the completion of projects are included in indirect labor costs. Indirect labor costs are included in administrative and marketing expenses in the consolidated statements of income. Included in pension costs is $67.7 (2016 – $57.2) related to defined contribution plans.